Subsidiary guarantee information (Details 3) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012
Assets (CHF million)
Cash and due from banks	66,469	65,972	68,692	56,584
Interest-bearing deposits with banks	1,749	1,728	1,515	1,563
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	165,744	162,890	160,022	173,404
Securities received as collateral	21,611	23,029	22,800	21,675
Trading assets	235,427	237,069	229,413	245,834
Investment securities	3,323	3,320	2,987	3,546
Other investments	7,709	7,806	10,329	11,628
Net loans	254,532	250,659	247,054	246,186
Premises and equipment	4,811	4,926	5,091	5,459
Goodwill	7,983	7,956	7,999	8,554
Other intangible assets	245	228	210	237
Brokerage receivables	56,309	49,353	52,045	72,247
Other assets	64,689	62,405	63,065	72,986
Assets of discontinued operations held-for-sale	979	749	1,584	0
Total assets	891,580	878,090	872,806	919,903
Liabilities and equity (CHF million)
Due to banks	26,701	24,211	23,108	29,440
Customer deposits	346,296	348,450	333,089	328,389
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	88,066	88,675	94,032	99,073
Obligation to return securities received as collateral	21,611	23,029	22,800	21,675
Trading liabilities	75,129	73,029	76,635	89,917
Short-term borrowings	29,426	24,181	20,193	20,976
Long-term debt	143,827	132,434	130,042	133,505
Brokerage payables	68,842	70,250	73,154	91,404
Other liabilities	48,913	48,768	51,447	56,117
Liabilities of discontinued operations held-for-sale	742	781	1,140	0
Total liabilities	849,553	833,808	825,640	870,496
Total shareholders' equity	40,944	43,230	42,164	42,402
Noncontrolling interests	1,083	1,052	5,002	7,005
Total equity	42,027	44,282	47,166	49,407	44,946	42,284
Total liabilities and equity	891,580	878,090	872,806	919,903
Credit Suisse (USA), Inc - Consolidated
Assets (CHF million)
Cash and due from banks	4,819		4,787
Interest-bearing deposits with banks	7,732		81
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	144,167		127,153
Securities received as collateral	21,814		23,479
Trading assets	72,652		73,580
Investment securities	3		2
Other investments	3,012		5,116
Net loans	11,460		19,955
Premises and equipment	812		891
Goodwill	656		658
Other intangible assets	102		78
Brokerage receivables	30,808		25,667
Other assets	19,687		18,104
Assets of discontinued operations held-for-sale	0		11
Total assets	317,724		299,562
Liabilities and equity (CHF million)
Due to banks	1,029		251
Customer deposits	1		1
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	105,753		98,600
Obligation to return securities received as collateral	21,814		23,479
Trading liabilities	16,680		14,304
Short-term borrowings	51,997		42,842
Long-term debt	32,639		31,300
Brokerage payables	55,583		55,749
Other liabilities	11,843		11,284
Liabilities of discontinued operations held-for-sale	0		19
Total liabilities	297,339		277,829
Total shareholders' equity	19,191		18,583
Noncontrolling interests	1,194		3,150
Total equity	20,385		21,733
Total liabilities and equity	317,724		299,562
Bank parent company and other subsidiaries
Assets (CHF million)
Cash and due from banks	61,064		63,290
Interest-bearing deposits with banks	(3,824)		3,304
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,574		32,860
Securities received as collateral	(203)		(679)
Trading assets	162,984		156,156
Investment securities	2,025		1,625
Other investments	4,553		5,091
Net loans	226,575		211,202
Premises and equipment	3,802		4,004
Goodwill	6,449		6,463
Other intangible assets	143		132
Brokerage receivables	25,500		26,377
Other assets	43,311		43,452
Assets of discontinued operations held-for-sale	979		1,573
Total assets	554,932		554,850
Liabilities and equity (CHF million)
Due to banks	25,875		22,896
Customer deposits	334,943		321,850
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(17,687)		(4,568)
Obligation to return securities received as collateral	(203)		(679)
Trading liabilities	58,445		62,508
Short-term borrowings	(22,571)		(22,649)
Long-term debt	105,668		95,341
Brokerage payables	13,259		17,405
Other liabilities	36,637		39,795
Liabilities of discontinued operations held-for-sale	742		1,121
Total liabilities	535,108		533,020
Total shareholders' equity	20,008		21,409
Noncontrolling interests	(184)		421
Total equity	19,824		21,830
Total liabilities and equity	554,932		554,850
Bank
Assets (CHF million)
Cash and due from banks	65,883		68,077
Interest-bearing deposits with banks	3,908		3,385
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	165,741		160,013
Securities received as collateral	21,611		22,800
Trading assets	235,636		229,736
Investment securities	2,028		1,627
Other investments	7,565		10,207
Net loans	238,035		231,157
Premises and equipment	4,614		4,895
Goodwill	7,105		7,121
Other intangible assets	245		210
Brokerage receivables	56,308		52,044
Other assets	62,998		61,556
Assets of discontinued operations held-for-sale	979		1,584
Total assets	872,656		854,412
Liabilities and equity (CHF million)
Due to banks	26,904		23,147
Customer deposits	334,944		321,851
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	88,066		94,032
Obligation to return securities received as collateral	21,611		22,800
Trading liabilities	75,125		76,812
Short-term borrowings	29,426		20,193
Long-term debt	138,307		126,641
Brokerage payables	68,842		73,154
Other liabilities	48,480		51,079
Liabilities of discontinued operations held-for-sale	742		1,140
Total liabilities	832,447		810,849
Total shareholders' equity	39,199		39,992
Noncontrolling interests	1,010		3,571
Total equity	40,209		43,563
Total liabilities and equity	872,656		854,412
Group parent company
Assets (CHF million)
Cash and due from banks	1,065		795
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	3,818		1,481
Other investments	43,145		42,570
Net loans	709		3,185
Premises and equipment	0		0
Goodwill	0		0
Other intangible assets	0		0
Brokerage receivables	0		0
Other assets	266		243
Assets of discontinued operations held-for-sale	0		0
Total assets	49,003		48,274
Liabilities and equity (CHF million)
Due to banks	2,807		3,242
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Short-term borrowings	0		0
Long-term debt	5,112		2,784
Brokerage payables	0		0
Other liabilities	140		84
Liabilities of discontinued operations held-for-sale	0		0
Total liabilities	8,059		6,110
Total shareholders' equity	40,944		42,164
Noncontrolling interests	0		0
Total equity	40,944		42,164
Total liabilities and equity	49,003		48,274
Other Group subsidiaries
Assets (CHF million)
Cash and due from banks	(479)		(180)
Interest-bearing deposits with banks	(2,159)		(1,870)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	3		9
Securities received as collateral	0		0
Trading assets	(209)		(323)
Investment securities	(2,523)		(121)
Other investments	(43,001)		(42,448)
Net loans	15,788		12,712
Premises and equipment	197		196
Goodwill	878		878
Other intangible assets	0		0
Brokerage receivables	1		1
Other assets	1,425		1,266
Assets of discontinued operations held-for-sale	0		0
Total assets	(30,079)		(29,880)
Liabilities and equity (CHF million)
Due to banks	(3,010)		(3,281)
Customer deposits	11,352		11,238
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	4		(177)
Short-term borrowings	0		0
Long-term debt	408		617
Brokerage payables	0		0
Other liabilities	293		284
Liabilities of discontinued operations held-for-sale	0		0
Total liabilities	9,047		8,681
Total shareholders' equity	(39,199)		(39,992)
Noncontrolling interests	73		1,431
Total equity	(39,126)		(38,561)
Total liabilities and equity	(30,079)		(29,880)